Significant Accounting Policies (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Minimum
Property and equipment
Estimated useful lives	5 years	5 years
Maximum
Property and equipment
Estimated useful lives	7 years	7 years